OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES	NOTE 5:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2021
Employees and payroll accruals	$525	$788
Accrued expenses	551	2,366
Related parties	48	48
	$1,124	$3,202